Offerings	Aug. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	149,589,263
Proposed Maximum Offering Price per Unit	6.975
Maximum Aggregate Offering Price	$ 1,043,385,109.93
Fee Rate	0.01381%
Amount of Registration Fee	$ 144,091.48
Offering Note	(1) Represents 149,589,263 Ordinary Shares issued to the AIR Shareholders in connection with the Business Combination, including 7,189,417 AIR Earnout Shares that are subject to the AIR Earnout Conditions. Capitalized terms used but not defined in this filing fee table have the respective meanings given to them in the enclosed prospectus. (4) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) of the Securities Act of 1933, as amended. The proposed maximum offering price per share is based upon the average of the high and low prices of the Ordinary Shares as reported on The Nasdaq Stock Market LLC on Tuesday, August 25, 2026, which date is within five business days prior to the filing of this registration statement.(5) 22,373,640 Ordinary Shares remain unsold after completion of the offering made under the Company's registration statement on Form F-4 (File No. 333-294714), initially filed with the Securities and Exchange Commission on March 27, 2026 (the "F-4 Registration Statement"). Such Ordinary Shares are not being carried forward to this registration statement but are instead the basis for the fee offset claim in Table 2 below. (6) No registration fee is payable in connection with the Company's 10,400 Ordinary Shares, previously registered on the Company's registration statement on Form F-4 (File No. 333-294714), initially filed with the Securities and Exchange Commission on (the "Commission") on March 27, 2026 (the "F-4 Registration Statement"), as amended by Post-Effective Amendment No. 2 filed with the Securities and Exchange Commission on April 17, 2026, because such Ordinary Shares are being transferred from the F-4 Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this registration statement, upon effectiveness, will constitute a post-effective amendment to the F-4 Registration Statement, which post-effective amendment shall hereafter become effective concurrently with the effectiveness of this registration statement and in accordance with Section 8(c) of the Securities Act. (7) No registration fee is payable in connection with the Company's 2,611,178 Ordinary Shares, previously registered on the F-4 Registration Statement, because such Ordinary Shares are being transferred from the F-4 Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this registration statement, upon effectiveness, will constitute a post-effective amendment to the F-4 Registration Statement, which post-effective amendment shall hereafter become effective concurrently with the effectiveness of this registration statement and in accordance with Section 8(c) of the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	1,570,831
Proposed Maximum Offering Price per Unit	6.975
Maximum Aggregate Offering Price	$ 10,956,546.23
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,513.10
Offering Note	(2) Represents 1,570,831 Ordinary Shares issued to the Sponsor in connection with the Cayman Merger, including 1,500,000 Sponsor Earnout Shares that are subject to the Sponsor Earnout Conditions. Capitalized terms used but not defined in this filing fee table have the respective meanings given to them in the enclosed prospectus. (4) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) of the Securities Act of 1933, as amended. The proposed maximum offering price per share is based upon the average of the high and low prices of the Ordinary Shares as reported on The Nasdaq Stock Market LLC on Tuesday, August 25, 2026, which date is within five business days prior to the filing of this registration statement.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	842,146
Proposed Maximum Offering Price per Unit	6.975
Maximum Aggregate Offering Price	$ 5,873,968.35
Fee Rate	0.01381%
Amount of Registration Fee	$ 811.20
Offering Note	(3) Represents 842,146 Ordinary Shares issued or issuable under certain Assumed Conditional Awards. Capitalized terms used but not defined in this filing fee table have the respective meanings given to them in the enclosed prospectus. (4) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) of the Securities Act of 1933, as amended. The proposed maximum offering price per share is based upon the average of the high and low prices of the Ordinary Shares as reported on The Nasdaq Stock Market LLC on Tuesday, August 25, 2026, which date is within five business days prior to the filing of this registration statement.